SCHEDULE OF SHORT-TERM INVESTMENTS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021
Accounting Policies [Abstract]
Beginning balance	$ 1,703,314
Add: purchase wealth management financial products	3,678,199		2,159,920
Less: proceeds received upon maturity of short-term investments	(5,273,186)		(470,082)
Foreign currency translation adjustments	23,787		13,476
Ending balance of short-term investments	$ 132,114		$ 1,703,314